INCOME TAXES - Schedule of Change in Reserve for Uncertain Tax Positions (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Change in reserve for uncertain tax positions, excluding related accrued interest and penalties
Beginning balance		$ 280	$ 286	$ 303
Additions for current year tax positions	$ 3	6	12	15
Additions for prior year tax positions	2	154	3	20
Reductions for prior year tax positions	(3)	(8)	(14)	(46)
Cash settlements	(1)		(3)	(2)
Statute of limitations lapses	(1)	(1)	(4)	(4)
Ending balance	$ 431	$ 431	$ 280	$ 286